Reinsurance	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Reinsurance
Schedule IV
Reinsurance

Amounts in EUR millions	December 31, 2023	December 31, 2022

Life insurance in force

Gross amount	813,550	905,455

Ceded to other companies	(366,577)	(541,793)

Assumed from other companies	273,421	342,375

Net amount	720,394	706,037

% of amount assumed to net	38%	48%

Net insurance revenue & insurance service expenses

Net insurance revenue & insurance service expenses - Life	(121)	188

Net insurance revenue & insurance service expenses - Non life	281	(33)

Total net insurance revenue & insurance service expenses	160	155

Net income / (expenses) on reinsurance held

Net income / (expenses) on reinsurance held - Life	221	306

Net income / (expenses) on reinsurance held - Non life	(39)	(31)

Total net income / (expenses) on reinsurance held	182	275